Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 851,000	$ 916,000
Receivables, net of allowance for doubtful accounts of $0 and $0, respectively	1,052,000	590,000
Prepaids and other current assets	420,000	575,000
Total current assets	2,323,000	2,081,000
Long-term assets
Property and equipment, net of accumulated depreciation of $1,620 and $1,491, respectively	410,000	412,000
Deposits and other assets	371,000	387,000
Total Assets	3,104,000	2,880,000
Current liabilities
Accounts payable	870,000	753,000
Accrued compensation and benefits	2,089,000	1,703,000
Deferred revenue	1,525,000	1,683,000
Other accrued liabilities	575,000	682,000
Short term debt, related party, net of discount of $216 and $0, respectively	9,796,000
Short term derivative liability	8,122,000
Total current liabilities	22,977,000	4,821,000
Long-term liabilities
Deferred rent and other long-term liabilities	117,000	198,000
Capital leases	31,000	66,000
Long term derivative liability		2,348,000
Warrant liabilities	5,307,000	509,000
Total Liabilities	28,432,000	11,604,000
Commitments and contingencies (note 8)
Stockholders' deficit
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 55,288,458 and 55,007,761 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively	6,000	6,000
Additional paid-in-capital	254,385,000	253,053,000
Accumulated deficit	(279,719,000)	(261,783,000)
Total Stockholders' deficit	(25,328,000)	(8,724,000)
Total Liabilities and Stockholders' Deficit	3,104,000	2,880,000
Affiliated Entity [Member]
Long-term liabilities
Long term convertible debt, related party, net of discount $0 and $0, respectively		$ 3,662,000